Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Disclosure

The table below shows the following information for the past five fiscal years: (i) “total” compensation for our named executive officers (“NEOs”) for purposes of the “Summary compensation table”; (ii) the “Compensation actually paid” to named executive officers (calculated using rules required by the SEC); (iii) our total shareholder return (“TSR”); (iv) the TSR of the S&P U.S. BMI Banks Index; (v) our net income; and (vi) our return on average tangible common equity. “Compensation actually paid” does not represent the value of cash and shares of the Company’s common stock received by named executive officers during the year, but rather is an amount calculated under SEC rules and includes, among other things, year-over-year changes in the value of unvested equity-based awards. As a result of the calculation methodology required by the SEC, “Compensation actually paid” amounts below differ from compensation actually received by the individuals.

			Average					Return on
	“Summary		“Summary	Average				average
	compensation	Compensation	compensation	compensation				tangible
	table” total for	actually paid to	table” total for	actually paid to	Company	Peer group	Net income	common
Year	CEO(1)	CEO(2)	other NEOs(1)	other NEOs(2)	TSR(3)	TSR(3)	(in thousands)	equity(4)
2025	$1,068,323	$1,063,216	$703,410	$700,007	161.09	211.47	$59,187	15.14%
2024	$924,318	$710,087	$443,009	$390,799	161.07	164.70	$8,498	2.63%
2023	$927,073	$894,021	$517,313	$490,183	146.59	123.02	$27,380	10.30%
2022	$992,140	$1,002,424	$537,708	$529,093	150.37	112.77	$38,090	14.80%
2021	$1,009,089	$1,201,076	$587,389	$622,866	148.20	135.97	$43,519	12.94%
(1)	The CEO for 2025 was Gerard A. Champi. The CEO for 2021 to 2024 was Craig W. Best. The other named executive officers, or NEOs, for 2025 were: Thomas P. Tulaney, Jeffrey A. Drobins, Timothy H. Kirtley, James M. Bone, Jr., CPA and John R. Anderson III. The other NEOs for 2021 to 2024 were: Thomas P. Tulaney, Neal D. Koplin, Timothy H. Kirtley and John R. Anderson III.
(2)	SEC rules require certain adjustments be made to the “Summary compensation table” totals to determine “compensation actually paid” as reported in the “Pay versus performance table” above. The following table details the applicable adjustments that were made to determine “compensation actually paid” (all amounts are averages for the named executive officers other than the CEO):

						Add year-	Change in	Change in	Deduct value
						end value of	value of	value of equity	of equity
						unvested	unvested	awards	awards
			Deduct	Add		equity	equity	granted in	granted in
		“Summary	change in	pension	Deduct	awards	awards	prior years	prior years
		compensation	pension	services	stock	granted in	granted in	which vested in	that failed to	Add
Year	Executive(s)	table” total	value	costs	awards	year	prior years	year	vest	dividends
2025	CEO	$1,068,323	$(112,500)	$112,500	$(162,400)	162,401	(4,802)	(306)	—	—
	Other NEOs	$703,410	$(30,052)	$26,444	$(237,130)	226,351	(1,552)	12,536	—	—
2024	CEO	$924,318	$—	$—	$(49,609)	$63,003	$72,280	$(5,273)	$(299,408)	$4,776
	Other NEOs	$443,009	$(26,637)	$(38,302)	$(21,843)	$27,740	$31,760	$(2,226)	$(24,788)	$2,086
2023	CEO	$927,073	$(6,996)	$—	$(223,175)	$248,711	$(14,394)	$(15,868)	$(24,883)	$3,553
	Other NEOs	$517,313	$(66,964)	$50,329	$(96,684)	$107,737	$(6,206)	$(6,569)	$(10,290)	$1,518
2022	CEO	$992,140	$—	$—	$(217,333)	$235,405	$(4,312)	$(6,823)	$—	$3,347
	Other NEOs	$537,708	$(60,394)	$47,076	$(94,081)	$101,904	$(1,778)	$(2,734)	$—	$1,393
2021	CEO	$1,009,089	$—	$—	$(217,311)	$269,351	$73,039	$63,721	$—	$3,187
	Other NEOs	$587,389	$(111,305)	$70,743	$(89,845)	$111,360	$29,005	$24,260	$—	$1,258

(3)	TSR is determined based on the value of an initial fixed investment of $100 on December 31, 2020. The peer group TSR represents TSR of the S&P U.S. BMI Banks Index.
(4)	Return on average tangible common equity (ROATCE), a non-GAAP measure, is equal to net income divided by the difference of average stockholders’ equity minus average intangible assets.

Company Selected Measure Name	Return on average tangible common equity
Named Executive Officers, Footnote

			Average					Return on
	“Summary		“Summary	Average				average
	compensation	Compensation	compensation	compensation				tangible
	table” total for	actually paid to	table” total for	actually paid to	Company	Peer group	Net income	common
Year	CEO(1)	CEO(2)	other NEOs(1)	other NEOs(2)	TSR(3)	TSR(3)	(in thousands)	equity(4)
2025	$1,068,323	$1,063,216	$703,410	$700,007	161.09	211.47	$59,187	15.14%
2024	$924,318	$710,087	$443,009	$390,799	161.07	164.70	$8,498	2.63%
2023	$927,073	$894,021	$517,313	$490,183	146.59	123.02	$27,380	10.30%
2022	$992,140	$1,002,424	$537,708	$529,093	150.37	112.77	$38,090	14.80%
2021	$1,009,089	$1,201,076	$587,389	$622,866	148.20	135.97	$43,519	12.94%
(1)	The CEO for 2025 was Gerard A. Champi. The CEO for 2021 to 2024 was Craig W. Best. The other named executive officers, or NEOs, for 2025 were: Thomas P. Tulaney, Jeffrey A. Drobins, Timothy H. Kirtley, James M. Bone, Jr., CPA and John R. Anderson III. The other NEOs for 2021 to 2024 were: Thomas P. Tulaney, Neal D. Koplin, Timothy H. Kirtley and John R. Anderson III.

Peer Group Issuers, Footnote

						Add year-	Change in	Change in	Deduct value
						end value of	value of	value of equity	of equity
						unvested	unvested	awards	awards
			Deduct	Add		equity	equity	granted in	granted in
		“Summary	change in	pension	Deduct	awards	awards	prior years	prior years
		compensation	pension	services	stock	granted in	granted in	which vested in	that failed to	Add
Year	Executive(s)	table” total	value	costs	awards	year	prior years	year	vest	dividends
2025	CEO	$1,068,323	$(112,500)	$112,500	$(162,400)	162,401	(4,802)	(306)	—	—
	Other NEOs	$703,410	$(30,052)	$26,444	$(237,130)	226,351	(1,552)	12,536	—	—
2024	CEO	$924,318	$—	$—	$(49,609)	$63,003	$72,280	$(5,273)	$(299,408)	$4,776
	Other NEOs	$443,009	$(26,637)	$(38,302)	$(21,843)	$27,740	$31,760	$(2,226)	$(24,788)	$2,086
2023	CEO	$927,073	$(6,996)	$—	$(223,175)	$248,711	$(14,394)	$(15,868)	$(24,883)	$3,553
	Other NEOs	$517,313	$(66,964)	$50,329	$(96,684)	$107,737	$(6,206)	$(6,569)	$(10,290)	$1,518
2022	CEO	$992,140	$—	$—	$(217,333)	$235,405	$(4,312)	$(6,823)	$—	$3,347
	Other NEOs	$537,708	$(60,394)	$47,076	$(94,081)	$101,904	$(1,778)	$(2,734)	$—	$1,393
2021	CEO	$1,009,089	$—	$—	$(217,311)	$269,351	$73,039	$63,721	$—	$3,187
	Other NEOs	$587,389	$(111,305)	$70,743	$(89,845)	$111,360	$29,005	$24,260	$—	$1,258

PEO Total Compensation Amount	$ 1,068,323	$ 924,318	$ 927,073	$ 992,140	$ 1,009,089
PEO Actually Paid Compensation Amount	$ 1,063,216	710,087	894,021	1,002,424	1,201,076
Adjustment To PEO Compensation, Footnote
(2)	SEC rules require certain adjustments be made to the “Summary compensation table” totals to determine “compensation actually paid” as reported in the “Pay versus performance table” above. The following table details the applicable adjustments that were made to determine “compensation actually paid” (all amounts are averages for the named executive officers other than the CEO):

						Add year-	Change in	Change in	Deduct value
						end value of	value of	value of equity	of equity
						unvested	unvested	awards	awards
			Deduct	Add		equity	equity	granted in	granted in
		“Summary	change in	pension	Deduct	awards	awards	prior years	prior years
		compensation	pension	services	stock	granted in	granted in	which vested in	that failed to	Add
Year	Executive(s)	table” total	value	costs	awards	year	prior years	year	vest	dividends
2025	CEO	$1,068,323	$(112,500)	$112,500	$(162,400)	162,401	(4,802)	(306)	—	—
	Other NEOs	$703,410	$(30,052)	$26,444	$(237,130)	226,351	(1,552)	12,536	—	—
2024	CEO	$924,318	$—	$—	$(49,609)	$63,003	$72,280	$(5,273)	$(299,408)	$4,776
	Other NEOs	$443,009	$(26,637)	$(38,302)	$(21,843)	$27,740	$31,760	$(2,226)	$(24,788)	$2,086
2023	CEO	$927,073	$(6,996)	$—	$(223,175)	$248,711	$(14,394)	$(15,868)	$(24,883)	$3,553
	Other NEOs	$517,313	$(66,964)	$50,329	$(96,684)	$107,737	$(6,206)	$(6,569)	$(10,290)	$1,518
2022	CEO	$992,140	$—	$—	$(217,333)	$235,405	$(4,312)	$(6,823)	$—	$3,347
	Other NEOs	$537,708	$(60,394)	$47,076	$(94,081)	$101,904	$(1,778)	$(2,734)	$—	$1,393
2021	CEO	$1,009,089	$—	$—	$(217,311)	$269,351	$73,039	$63,721	$—	$3,187
	Other NEOs	$587,389	$(111,305)	$70,743	$(89,845)	$111,360	$29,005	$24,260	$—	$1,258

Non-PEO NEO Average Total Compensation Amount	$ 703,410	443,009	517,313	537,708	587,389
Non-PEO NEO Average Compensation Actually Paid Amount	$ 700,007	390,799	490,183	529,093	622,866
Adjustment to Non-PEO NEO Compensation Footnote
(2)	SEC rules require certain adjustments be made to the “Summary compensation table” totals to determine “compensation actually paid” as reported in the “Pay versus performance table” above. The following table details the applicable adjustments that were made to determine “compensation actually paid” (all amounts are averages for the named executive officers other than the CEO):

						Add year-	Change in	Change in	Deduct value
						end value of	value of	value of equity	of equity
						unvested	unvested	awards	awards
			Deduct	Add		equity	equity	granted in	granted in
		“Summary	change in	pension	Deduct	awards	awards	prior years	prior years
		compensation	pension	services	stock	granted in	granted in	which vested in	that failed to	Add
Year	Executive(s)	table” total	value	costs	awards	year	prior years	year	vest	dividends
2025	CEO	$1,068,323	$(112,500)	$112,500	$(162,400)	162,401	(4,802)	(306)	—	—
	Other NEOs	$703,410	$(30,052)	$26,444	$(237,130)	226,351	(1,552)	12,536	—	—
2024	CEO	$924,318	$—	$—	$(49,609)	$63,003	$72,280	$(5,273)	$(299,408)	$4,776
	Other NEOs	$443,009	$(26,637)	$(38,302)	$(21,843)	$27,740	$31,760	$(2,226)	$(24,788)	$2,086
2023	CEO	$927,073	$(6,996)	$—	$(223,175)	$248,711	$(14,394)	$(15,868)	$(24,883)	$3,553
	Other NEOs	$517,313	$(66,964)	$50,329	$(96,684)	$107,737	$(6,206)	$(6,569)	$(10,290)	$1,518
2022	CEO	$992,140	$—	$—	$(217,333)	$235,405	$(4,312)	$(6,823)	$—	$3,347
	Other NEOs	$537,708	$(60,394)	$47,076	$(94,081)	$101,904	$(1,778)	$(2,734)	$—	$1,393
2021	CEO	$1,009,089	$—	$—	$(217,311)	$269,351	$73,039	$63,721	$—	$3,187
	Other NEOs	$587,389	$(111,305)	$70,743	$(89,845)	$111,360	$29,005	$24,260	$—	$1,258

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Company’s Most Important Financial Performance Measures

The following were the most important financial performance measures, as determined by the Company, that link compensation actually paid to our CEO and other NEOs to the Company’s performance for the most recently completed fiscal year.

Net income	Net loan growth
Non-interest deposit growth	Non-interest income
Asset quality

Each of these financial performance measures has been used in our incentive programs to determine the level of payout. For more information on each of these performance measures, see “2025 Annual Scorecard and Results” beginning on page 59.

Total Shareholder Return Amount	$ 161.09	161.07	146.59	150.37	148.2
Peer Group Total Shareholder Return Amount	211.47	164.7	123.02	112.77	135.97
Net Income (Loss)	$ 59,187,000	$ 8,498,000	$ 27,380,000	$ 38,090,000	$ 43,519,000
Company Selected Measure Amount	15.14	2.63	10.3	14.8	12.94
PEO Name	A. Champi
Measure:: 1
Pay vs Performance Disclosure
Name	Net income
Non-GAAP Measure Description
(4)	Return on average tangible common equity (ROATCE), a non-GAAP measure, is equal to net income divided by the difference of average stockholders’ equity minus average intangible assets.

Measure:: 2
Pay vs Performance Disclosure
Name	Non-interest deposit growth
Measure:: 3
Pay vs Performance Disclosure
Name	Net loan growth
Measure:: 4
Pay vs Performance Disclosure
Name	Non-interest income
Measure:: 5
Pay vs Performance Disclosure
Name	Asset quality
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (112,500)		$ (6,996)
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	112,500
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(162,400)	$ (49,609)	(223,175)	$ (217,333)	$ (217,311)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	162,401	63,003	248,711	235,405	269,351
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,802)	72,280	(14,394)	(4,312)	73,039
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(306)	(5,273)	(15,868)	(6,823)	63,721
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(299,408)	(24,883)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		4,776	3,553	3,347	3,187
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(30,052)	(26,637)	(66,964)	(60,394)	(111,305)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	26,444	(38,302)	50,329	47,076	70,743
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(237,130)	(21,843)	(96,684)	(94,081)	(89,845)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	226,351	27,740	107,737	101,904	111,360
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,552)	31,760	(6,206)	(1,778)	29,005
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 12,536	(2,226)	(6,569)	(2,734)	24,260
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(24,788)	(10,290)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 2,086	$ 1,518	$ 1,393	$ 1,258